Short-Term Borrowings And Long-Term Debt (Schedule of Long-term Debt Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 12,182,358		¥ 12,593,062
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt	384,166		383,931
MUFG [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	59		28
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	380,500	[1]	380,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.92%
Interest rate, stated percentage rate range, maximum	4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	[1]	1,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.42%
Interest rate, stated percentage rate range, maximum	4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	470	[1]	411	[1]
Payable, currency	U.S. dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	1,207	[1]	1,098	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	430	[1],[2]	394	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt	8,628,064		9,236,942
BTMU [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	15,294		17,554
BTMU [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt	47,435		48,500
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,046,647		2,682,602
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,337,900	[1]	1,518,900	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.16%
Interest rate, stated percentage rate range, maximum	2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	639,679	[1]	513,689	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2023
Interest rate, stated percentage rate range, minimum	1.00%
Interest rate, stated percentage rate range, maximum	3.85%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	126,709	[1],[2]	98,337	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars
Maturity date range, Start	2014
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	4.05%
Interest rate, stated percentage rate range, maximum	5.58%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	10,297	[1]	7,238	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.10%
Interest rate, stated percentage rate range, maximum	0.50%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	383	[1]	395	[1]
Payable, currency	U.S. dollars
Maturity date	2018
Interest rate, stated percentage	7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	384	[1],[2]	320	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2014
Interest rate, stated percentage rate range, minimum	2.13%
Interest rate, stated percentage rate range, maximum	5.65%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	20,000	[1]	20,000	[1]
Payable, currency	Japanese yen
Maturity date	2014
Interest rate, stated percentage	1.57%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	93,667	[1]	40,898	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2014
Maturity date range, End	2016
Interest rate, stated percentage rate range, minimum	0.74%
Interest rate, stated percentage rate range, maximum	0.95%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	29,379	[1],[2]	25,635	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars
Maturity date	2015
Interest rate, stated percentage	4.38%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	780,410	[1]	457,190	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2014
Maturity date range, End	2023
Interest rate, stated percentage rate range, minimum	0.45%
Interest rate, stated percentage rate range, maximum	0.82%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	7,839	[1]
Payable, currency	Euro
Maturity date range, Start	2014
Maturity date range, End	2021
Interest rate, stated percentage rate range, minimum	0.40%
Interest rate, stated percentage rate range, maximum	0.43%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,813,695		4,510,501
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,579,037	[1]	2,135,169	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2031
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	233,419	[1]	225,737	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2016
Maturity date range, End	2035
Interest rate, stated percentage rate range, minimum	0.63%
Interest rate, stated percentage rate range, maximum	2.24%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	118,177	[1]	105,260	[1]
Payable, currency	U.S. dollars
Maturity date	2013
Interest rate, stated percentage	6.76%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	93,700	[1]	93,700	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	0.89%
Interest rate, stated percentage rate range, maximum	1.69%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	395,600	[1]	535,600	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2028
Interest rate, stated percentage rate range, minimum	0.32%
Interest rate, stated percentage rate range, maximum	2.86%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	891,199	[1]	901,100	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.07%
Interest rate, stated percentage rate range, maximum	4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt			41,095	[1]
Payable, currency	U.S. dollars
Maturity date	2017
Interest rate, stated percentage	0.97%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	221,018	[1]	201,366	[1]
Payable, currency	U.S. dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt			10,980	[1]
Payable, currency	Euro
Maturity date	2017
Interest rate, stated percentage	1.58%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VI [Member]
Debt Instrument [Line Items]
Long-term debt	158,760	[1]	144,387	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VII [Member]
Debt Instrument [Line Items]
Long-term debt	80,885	[1],[2]	74,207	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	41,900	[1]	41,900	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2020
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.49%
Interest rate, stated percentage rate range, maximum	0.93%
BTMU [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	1,516,893		1,977,785
Maturity date range, Start	2013
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.31%
Interest rate, stated percentage rate range, maximum	5.90%
BTMU [Member] | Payable Under Repurchase Agreements [Member]
Debt Instrument [Line Items]
Long-term debt	188,100
Maturity date	2018
Interest rate, stated percentage	1.48%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	3,170,128		2,972,189
Other Subsidiaries [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	10,286		11,489
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	2,232,976		2,051,565
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	547,746	[1]	444,346	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2041
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	7.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	46,849	[1]	18,869	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	8.10%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	10,389	[1],[2]	4,945	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date range, Start	2013
Maturity date range, End	2037
Interest rate, stated percentage rate range, minimum	0.50%
Interest rate, stated percentage rate range, maximum	10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	1,199,685	[1]	1,090,919	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2043
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	11.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	403,809	[1]	476,431	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	2,006	[1],[2]	14,843	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date range, Start	2014
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	12.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	22,492	[1]	1,212	[1]
Payable, currency	Euro
Maturity date range, Start	2013
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	1.76%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	911,075		885,873
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	435,544	[1]	412,931	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2030
Interest rate, stated percentage rate range, minimum	0.56%
Interest rate, stated percentage rate range, maximum	2.98%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	105,096	[1]	90,116	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2036
Interest rate, stated percentage rate range, minimum	2.01%
Interest rate, stated percentage rate range, maximum	10.35%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	72,300	[1]	86,300	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2020
Interest rate, stated percentage rate range, minimum	1.56%
Interest rate, stated percentage rate range, maximum	2.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	105,744	[1]	101,496	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.93%
Interest rate, stated percentage rate range, maximum	3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	192,391	[1]	195,030	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.56%
Interest rate, stated percentage rate range, maximum	1.61%
Other Subsidiaries [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	¥ 15,791		¥ 23,262
Maturity date range, Start	2013
Maturity date range, End	2015
Interest rate, stated percentage rate range, minimum	0.44%
Interest rate, stated percentage rate range, maximum	6.10%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Thai baht, Russian ruble etc, have been summarized into the "Other currencies" classification.